Portfolio of investments—February 28, 2021 (unaudited)

	Shares	Value
Common stocks: 95.49%
Communication services: 1.44%
Entertainment: 1.44%
Lions Gate Entertainment Class B †	513,874	$ 6,443,980
Zynga Incorporated Class A †	1,328,307	14,810,623
		21,254,603
Consumer discretionary: 9.28%
Auto components: 0.72%
Fox Factory Holding Corporation †	83,812	10,656,696
Diversified consumer services: 0.33%
Strategic Education Incorporated	53,916	4,902,043
Hotels, restaurants & leisure: 2.29%
Extended Stay America Incorporated	750,659	12,078,103
International Game Technology	671,294	12,277,967
Papa John's International Incorporated	104,490	9,423,953
		33,780,023
Household durables: 0.88%
Skyline Champion Corporation †	292,715	12,952,639
Leisure products: 0.65%
Callaway Golf Company	345,683	9,661,840
Multiline retail: 0.74%
Ollie's Bargain Outlet Holdings Incorporated †	131,574	10,878,538
Specialty retail: 3.67%
American Eagle Outfitters Incorporated	408,757	10,505,055
Burlington Stores Incorporated †	42,558	11,014,862
Five Below Incorporated †	50,348	9,370,770
Monro Muffler Brake Incorporated	125,668	7,790,159
Sleep Number Corporation †	112,912	15,483,623
		54,164,469
Consumer staples: 2.06%
Food & staples retailing: 1.16%
Performance Food Group Company †	314,835	17,076,650
Personal products: 0.90%
Elf Beauty Incorporated †	519,677	13,329,715
Energy: 0.20%
Oil, gas & consumable fuels: 0.20%
GasLog Limited	496,365	2,923,590
Financials: 9.26%
Banks: 0.93%
Triumph Bancorp Incorporated †	178,879	13,720,019
Capital markets: 4.03%
Evercore Partners Incorporated Class A	114,447	13,707,317
See accompanying notes to portfolio of investments

Wells Fargo Small Company Growth Portfolio  |  1

Portfolio of investments—February 28, 2021 (unaudited)

	Shares	Value
Capital markets (continued)
Focus Financial Partners Class A †	299,638	$ 14,085,982
Open Lending Corporation Class A †	191,343	7,316,956
Stifel Financial Corporation	238,461	14,565,198
VIRTU Financial Incorporated Class A	363,283	9,906,727
		59,582,180
Insurance: 3.45%
Argo Group International Holdings Limited	170,281	7,868,685
BRP Group Incorporated Class A †	414,374	10,993,342
Goosehead Insurance Incorporated Class A	128,513	16,647,574
Palomar Holdings Incorporated †	181,520	15,452,798
		50,962,399
Thrifts & mortgage finance: 0.85%
Essent Group Limited	303,410	12,509,594
Health care: 27.40%
Biotechnology: 6.55%
ACADIA Pharmaceuticals Incorporated †	106,517	5,216,137
Amicus Therapeutics Incorporated †	486,364	5,972,550
Arena Pharmaceuticals Incorporated †	103,141	8,287,379
Black Diamond Therapeutics Incorporated †	129,373	3,622,444
Blueprint Medicines Corporation †	106,319	10,442,652
Chemocentryx Incorporated †	126,962	8,613,102
Constellation Pharmaceutical †	195,534	4,927,457
Cytokinetics Incorporated †	342,680	6,418,396
Emergent BioSolutions Incorporated †	90,362	8,674,752
Immunovant Incorporated †	129,178	2,038,429
Ionis Pharmaceuticals Incorporated †	109,338	5,729,311
Iovance Biotherapeutics Incorporated †	166,911	6,225,780
Mirati Therapeutics Incorporated †	42,555	8,550,151
Turning Point Therapeutics Incorporated †	68,642	8,093,578
Zymeworks Incorporated †	108,158	3,927,217
		96,739,335
Health care equipment & supplies: 6.11%
Atricure Incorporated †	231,773	15,127,824
Axonics Modulation Technologies Incorporated †	292,379	14,709,587
Cardiovascular Systems Incorporated †	264,915	10,940,990
Cerus Corporation †	938,301	5,761,168
Conmed Corporation	114,119	14,043,484
Novocure Limited †	51,403	7,664,187
Silk Road Medical Incorporated †	216,392	11,851,790
Tactile Systems Technology Class I †	199,221	10,124,411
		90,223,441
Health care providers & services: 3.78%
AMN Healthcare Services Incorporated †	160,396	11,688,057
HealthEquity Incorporated †	142,231	11,712,723
Oak Street Health Incorporated †	242,276	12,847,896
PetIQ Incorporated †	281,978	9,719,782
U.S. Physical Therapy Incorporated	84,250	9,877,470
		55,845,928
See accompanying notes to portfolio of investments

2  |  Wells Fargo Small Company Growth Portfolio

Portfolio of investments—February 28, 2021 (unaudited)

	Shares	Value
Health care technology: 4.22%
Allscripts Healthcare Solutions Incorporated †	684,298	$ 10,558,718
Evolent Health Incorporated Class A †	522,794	10,534,299
Omnicell Incorporated †	148,106	18,794,651
OptimizeRx Corporation †	133,413	7,094,903
Phreesia Incorporated †	169,729	10,395,901
Tabula Rasa Healthcare Incorporated †	121,845	4,940,815
		62,319,287
Life sciences tools & services: 5.26%
Adaptive Biotechnologies Corporation †	182,164	10,305,017
Avantor Incorporated †	625,086	17,421,147
ICON plc ADR †	79,860	14,429,105
PRA Health Sciences Incorporated †	86,991	12,823,343
Syneos Health Incorporated †	292,889	22,654,964
		77,633,576
Pharmaceuticals: 1.48%
Axsome Therapeutics Incorporated †	90,875	6,121,340
Pacira Pharmaceuticals Incorporated †	137,043	10,072,661
Theravance Biopharma Incorporated †	341,757	5,662,913
		21,856,914
Industrials: 18.53%
Aerospace & defense: 0.70%
Kratos Defense & Security Solutions Incorporated †	377,599	10,383,973
Building products: 3.59%
A.O. Smith Corporation	80,127	4,757,140
Advanced Drainage Systems Incorporated	101,282	11,143,046
Masonite International Corporation †	131,261	14,401,957
PGT Incorporated †	378,953	8,939,501
The AZEK Company Incorporated †	313,781	13,840,880
		53,082,524
Commercial services & supplies: 1.02%
IAA Incorporated †	164,040	9,617,665
KAR Auction Services Incorporated	388,223	5,400,182
		15,017,847
Construction & engineering: 0.49%
Dycom Industries Incorporated †	95,497	7,313,160
Electrical equipment: 1.66%
Atkore International Incorporated †	152,975	10,348,759
Generac Holdings Incorporated †	43,003	14,172,069
		24,520,828
Machinery: 4.44%
Chart Industries Incorporated †	112,817	16,142,985
Ingersoll Rand Incorporated †	328,431	15,219,493
SPX Corporation †	318,000	17,677,620
Wabash National Corporation	491,353	8,146,633
Woodward Governor Company	73,123	8,352,109
		65,538,840
See accompanying notes to portfolio of investments

Wells Fargo Small Company Growth Portfolio  |  3

Portfolio of investments—February 28, 2021 (unaudited)

	Shares	Value
Professional services: 4.50%
ASGN Incorporated †	213,013	$ 19,803,819
Clarivate plc †	480,457	10,930,397
FTI Consulting Incorporated †	75,434	8,640,965
ICF International Incorporated	185,916	15,514,690
KBR Incorporated	370,598	11,488,538
		66,378,409
Road & rail: 1.24%
Knight-Swift Transportation Holdings Incorporated	208,907	9,024,782
Schneider National Incorporated Class B	398,675	9,221,353
		18,246,135
Trading companies & distributors: 0.89%
Boise Cascade Company	263,571	13,162,736
Information technology: 23.33%
Communications equipment: 2.16%
Ciena Corporation †	355,748	18,559,373
Lumentum Holdings Incorporated †	147,510	13,275,900
		31,835,273
Electronic equipment, instruments & components: 0.95%
Par Technology Corporation †	160,811	13,971,260
IT services: 3.74%
Black Knight Incorporated †	188,377	14,446,632
EVO Payments Incorporated Class A †	368,322	9,377,478
LiveRamp Holdings Incorporated †	250,597	15,827,707
Verra Mobility Corporation †	424,008	6,042,114
WEX Incorporated †	45,865	9,555,973
		55,249,904
Semiconductors & semiconductor equipment: 3.71%
CMC Materials Incorporated	61,159	10,427,610
FormFactor Incorporated †	178,445	8,096,050
Onto Innovation Incorporated †	183,830	11,482,022
Silicon Motion Technology Corporation ADR	188,925	11,229,702
Teradyne Incorporated	105,055	13,511,124
		54,746,508
Software: 12.77%
Box Incorporated Class A †	672,668	12,343,458
Cloudera Incorporated †	458,218	7,395,639
Cornerstone OnDemand Incorporated †	238,137	12,030,681
CyberArk Software Limited †	97,951	14,382,145
Mimecast Limited †	245,377	10,521,766
Nuance Communications Incorporated †	422,089	18,825,169
Pagerduty Incorporated †	345,518	15,458,475
PTC Incorporated †	192,151	26,313,158
RealPage Incorporated †	169,340	14,695,325
Sprout Social Incorporated Class A †	157,218	10,686,107
SS&C Technologies Holdings Incorporated	270,489	17,928,011
Talend SA ADR †	109,537	5,556,812
See accompanying notes to portfolio of investments

4  |  Wells Fargo Small Company Growth Portfolio

Portfolio of investments—February 28, 2021 (unaudited)

	Shares	Value
Software (continued)
Zendesk Incorporated †	81,795	$ 11,953,521
Zuora Incorporated †	704,031	10,511,183
		188,601,450
Materials: 2.52%
Chemicals: 1.80%
Element Solutions Incorporated	885,354	15,980,640
Orion Engineered Carbons SA	601,264	10,642,373
		26,623,013
Metals & mining: 0.72%
Steel Dynamics Incorporated	255,249	10,613,253
Real estate: 1.47%
Equity REITs: 1.47%
QTS Realty Trust Incorporated Class A	154,953	9,625,680
Ryman Hospitality Properties Incorporated	155,393	12,010,325
		21,636,005
Total Common stocks (Cost $786,977,430)		1,409,894,597

		Yield
Short-term investments: 2.32%
Investment companies: 2.32%
Wells Fargo Government Money Market Fund Select Class ♠∞		0.03%	34,213,319	34,213,319
Total Short-term investments (Cost $34,213,319)				34,213,319
Total investments in securities (Cost $821,190,749)	97.81%			1,444,107,916
Other assets and liabilities, net	2.19			32,381,168
Total net assets	100.00%			$1,476,489,084

†	Non-income-earning security
♠	The issuer of the security is an affiliated person of the Portfolio as defined in the Investment Company Act of 1940.
∞	The rate represents the 7-day annualized yield at period end.

Abbreviations:
ADR	American depositary receipt
REIT	Real estate investment trust
See accompanying notes to portfolio of investments

Wells Fargo Small Company Growth Portfolio  |  5

Portfolio of investments—February 28, 2021 (unaudited)
Investments in affiliates
An affiliated investment is an investment in which the Portfolio owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Portfolio and the issuer having the same adviser or investment manager. Transactions with issuers that were either affiliated persons of the Portfolio at the beginning of the period or the end of the period were as follows:
	Value, beginning of period	Purchases	Sales proceeds	Net realized gains (losses)	Net change in unrealized gains (losses)	Value, end of period	% of net assets	Shares, end of period	Income from affiliated securities
Short-term investments
Investment companies
Wells Fargo Government Money Market Fund Select Class	$39,427,080	$528,729,615	$(533,943,376)	$0	$0	$34,213,319	2.32%	34,213,319	$14,634
See accompanying notes to portfolio of investments

6  |  Wells Fargo Small Company Growth Portfolio

Notes to portfolio of investments—February 28, 2021 (unaudited)

Securities valuation
All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Portfolio may deviate from this calculation time under unusual or unexpected circumstances.
Equity securities that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price. If no sale occurs on the principal exchange or market that day, a fair value price will be determined in accordance with the Portfolio’s Valuation Procedures.
Investments in registered open-end investment companies are valued at net asset value.
Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Wells Fargo Asset Management Pricing Committee at Wells Fargo Funds Management, LLC (“Funds Management”). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Wells Fargo Asset Management Pricing Committee which may include items for ratification.
Fair valuation measurements
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Portfolio’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Portfolio’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:
■	Level 1 – quoted prices in active markets for identical securities
■	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
■	Level 3 – significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

Wells Fargo Small Company Growth Portfolio  |  7

Notes to portfolio of investments—February 28, 2021 (unaudited)

The following is a summary of the inputs used in valuing the Portfolio’s assets and liabilities as of February 28, 2021:
	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Common stocks
Communication services	$21,254,603	$0	$0	$21,254,603
Consumer discretionary	136,996,248	0	0	136,996,248
Consumer staples	30,406,365	0	0	30,406,365
Energy	2,923,590	0	0	2,923,590
Financials	136,774,192	0	0	136,774,192
Health care	404,618,481	0	0	404,618,481
Industrials	273,644,452	0	0	273,644,452
Information technology	344,404,395	0	0	344,404,395
Materials	37,236,266	0	0	37,236,266
Real estate	21,636,005	0	0	21,636,005
Short-term investments
Investment companies	34,213,319	0	0	34,213,319
Total assets	$1,444,107,916	$0	$0	$1,444,107,916
Additional sector, industry or geographic detail, if any, is included in the Portfolio of Investments.
For the nine months ended February 28, 2021, the Portfolio did not have any transfers into/out of Level 3.

8  |  Wells Fargo Small Company Growth Portfolio